11. Accounts Receivable Related to the Concession Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable Related To Concession Compensation Tables
Changes in Accounts Receivable Related to Concession Compensation

Balance as of January 1, 2016	219,556
Transfer to accounts receivable related to the concession (Note 10.4)	(160,217)
Gain on remeasurement of the cash flow	8,137
(-) Impairment	(75)
Balance as of December 31, 2016	67,401
Gain on remeasurement of the cash flow	341
Reversal of impairment	1,117
Balance as of December 31, 2017	68,859